MINERAL PROPERTIES, PLANT AND EQUIPMENT - Schedule of Information About Significant Royalty Arrangements (Details)	12 Months Ended
Dec. 31, 2025
Greenstone
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	3.00%
Valentine | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	2.00%
Valentine | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	3.00%
Mesquite
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	2.00%
Nicaragua | Libertad
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	2.00%
Nicaragua | EL Limon
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	3.00%
Castle Mountain
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	2.65%
Castle Mountain | Gross Revenue
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	5.00%
Los Filos
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	3.00%
Los Filos | Gross Revenue
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	0.50%